Other accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of other accounts payable and accrued expenses
	December 31
	2020	2021
	US$ thousands

Accrued expenses	2,739	8,664
Employee benefits	6,154	6,562
Government authorities	632	577
Other payables	3,428	2,779
	12,953	18,582